Premises and Equipment	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Premises and Equipment
(5)	Premises and Equipment

The detail of premises and equipment at December 31, 2014 and 2013 is as follows:

	In Thousands
	2014	2013
Land	$16,662	15,140
Buildings	27,898	25,859
Leasehold improvements	140	140
Furniture and equipment	7,115	6,698
Automobiles	112	123
Construction-in-progress	3	1,100

	51,930	49,060
Less accumulated depreciation	(11,807)	(10,884)

	$40,123	38,176

During 2014, 2013 and 2012 payments of $1,176,000, $1,154,000 and $343,000, respectively, were made to an entity owned by a director for the construction of buildings and minor repair work.

Depreciation expense was $2,205,000, $1,763,000 and $1,530,000 for the years ended December 31, 2014, 2013 and 2012, respectively.